                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06591

Morgan Stanley Quality Municipal Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
Portfolio of Investments July 31, 2006 (unaudited)

       PRINCIPAL
       AMOUNT IN                                                                         COUPON      MATURITY
       THOUSANDS                                                                          RATE         DATE               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                     TAX-EXEMPT MUNICIPAL BONDS  (152.9%)
                     General Obligation  (22.0%)
            $5,000   California, Various Purpose dtd 05/01/03                           5.25%       02/01/19           $5,292,250
             4,000   Los Angeles, California, Ser 2004 A (MBIA)                         5.00        09/01/24            4,165,760
             5,000   Tobacco Securitization Authority of Southern California,           5.00        06/01/37            4,895,750
                        Ser 2006 A-1
             2,700   Adams & Arapahoe Counties Joint School District # 32, Colorado,    5.125       12/01/21            2,848,932
                        Ser 2003 A (FSA)
               350   Denver School District #1, Colorado, Ser 1999 (FGIC)               5.25        12/01/16              367,805
             4,000   Florida Board of Education, Capital Outlay Refg Ser 2002 C (MBIA)  5.00        06/01/20            4,170,040
                     Hawaii,
             5,000      1992 Ser BZ                                                     6.00        10/01/10            5,411,900
             8,000      1992 Ser BZ                                                     6.00        10/01/11            8,784,640
             5,000   Honolulu City & County, Hawaii, ROLS RR II R 237-3 (MBIA)          5.215+++    03/01/26            5,496,650
             4,000   Cook County, Illinois, Ser 1992 C (FGIC)                           6.00        11/15/09            4,270,040
             6,000   Illinois, First Ser 2002 (MBIA)                                    5.375       07/01/20            6,412,680
             2,000   Schaumburg, Illinois, Ser 2004 B (FGIC)                            5.25        12/01/34            2,103,860
                     New York City, New York,
             2,000      2006 Ser F                                                      5.00        09/01/23            2,065,520
             1,000      2005 Ser G                                                      5.00        12/01/23            1,030,510
             5,000   Pennsylvania, First Ser 2003 RITES PA - 1112 B (MBIA)              5.24+++    01/01/19            5,645,100
             5,000   South Carolina Public Service Authority, Refg Ser  2002 D (FSA)    5.00        01/01/20            5,205,650
             2,000   Tennessee Energy Acquisition Corp, Residuals Ser 47TP              6.494+++    09/01/19            2,616,920
             5,000   Northside Independent School District, Texas, Bldg & Refg          5.00        02/15/26            5,100,500
                       Ser 2001 (PSF)
             2,000   King County, Washington, Refg 1998 Ser B (MBIA)                    5.25        01/01/34            2,048,760
             2,500   Spokane School District #81, Washington, Ser 2005 (MBIA)           0.00#       06/01/23            2,306,775
            ------                                                                                                     ----------
            75,550                                                                                                     80,240,042
            ------                                                                                                     ----------

                     Educational Facilities Revenue  (5.5%)
             3,700   University of Alabama, Ser 2004-A (MBIA)                           5.25        07/01/22            3,956,928
             3,000   California Infrastructure & Economic Development Bank, The         5.00        07/01/29            3,085,740
                        Scripps Research Institute Ser 2005 A
             1,000   San Diego County, Calfornia, Burnham Institute for Medical         5.00        09/01/34            1,002,740
                        Research Ser 2006 COPs
                     Boulder County, Colorado,
             1,750      University Corp for Atmospheric Research Ser 2002 (MBIA)        5.375       09/01/18            1,875,317
             1,750      University Corp for Atmospheric Research Ser 2002 (MBIA)        5.375       09/01/21            1,869,000
             2,000   Colorado Educational & Cultural Facilities Authority, Peak to Peak 5.25        08/15/34            2,095,400

                        Charter School Refg & Impr Ser 2004 (XLCA)
             2,000   Illinois Educational Facilities Authority, University of Chicago   5.125       07/01/38            2,028,780
                        Ser 1998 A
             2,000   Ohio State University, General Receipts Ser 2002 A                 5.125       12/01/31            2,064,540
             2,000   Pennsylvania State University, Refg Ser 2002                       5.25        08/15/14            2,176,120
            ------                                                                                                     ----------
            19,200                                                                                                     20,154,565
            ------                                                                                                     ----------

                     Electric Revenue  (15.6%)
             6,000   Salt River Project Agricultural Improvement & Power District,      5.00        01/01/31            6,167,040
                        Arizona, 2002 Ser B
             2,000   Arkansas River Power Authority, Colorado, Power Ser 2006 (XLCA)    5.25        10/01/40            2,095,380
             3,300   Jacksonville Electric Authority, Florida, St Johns Power Park      5.00        10/01/18            3,433,716
                        Refg Issue 2 Ser 17
             2,000   Orlando Utilities Commission, Florida, Water & Electric Ser 2001   5.25        10/01/19            2,128,760
             2,000   Indiana Municipal Power Agency, 2004 Ser A (FGIC)                  5.00        01/01/32            2,053,120
             2,000   Western Minnesota Municipal Power Agency, 2003 Ser A (MBIA)        5.00        01/01/30            2,052,320
             5,000   Nebraska Public Power District, Ser 2005 C (FGIC)                  5.00        01/01/41            5,145,500
                     Long Island Power Authority, New York,
             4,000      Ser 2003 B                                                      5.25        06/01/13            4,283,080
             5,325      Ser 2003 C                                                      5.50        09/01/19            5,701,371
                     South Carolina Public Service Authority,
             3,700      Refg Ser 2002 D (Ambac)                                         5.00        01/01/20            3,859,026
             7,000      Refg Ser 2003 A (Ambac)                                         5.00        01/01/22            7,267,750
             7,000   Energy Northwest, Washington, Columbia Refg Ser 2001 C (MBIA)      5.75        07/01/18            7,626,010
             5,000   Grant County Public Utility District #2, Washington, Electric      5.375       01/01/18            5,293,000
            ------      Refg Ser 2001 H (FSA)                                                                          ----------
            54,325                                                                                                     57,106,073
            ------                                                                                                     ----------

                     Hospital Revenue  (13.4%)
             3,500   Birmingham-Carraway Special Care Facilities Financing Authority,   5.875       08/15/15            3,540,250
                        Alabama, Carraway Methodist Health Ser 1995 A (Connie Lee)
                     California Health Facilities Financing Authority,
             2,000      Cedars-Sinai Medical Center Ser 2005                            5.00        11/15/34            2,022,220
             2,000      Kaiser Permanente Ser 2006 A                                    5.25        04/01/39            2,065,220
             5,000   California Statewide Communities Development, John Muir Health     5.00        08/15/32            5,096,800
                        Ser A
             3,000   Highlands County Health Facility Authority, Florida, Adventist     5.25        11/15/36            3,104,940
                        Hospital Ser C
             6,000   Indiana Health & Educational Facility Financing Authority, Clarian 5.25        02/15/40            6,188,340
                        Health Ser 2006 A
             2,650   University of Kansas Hospital Authority, Health System             5.625       09/01/27            2,804,839
                     Maryland Health & Higher Educational Facilities Authority,
             5,000      University of Maryland Medical Ser 2001                         5.25        07/01/28            5,133,600
             1,500      University of Maryland Medical Ser 2002                         6.00        07/01/32            1,614,465
             6,000   Michigan State Hospital Finance Authority, Henry Ford Health       5.25        11/15/46            6,183,840
                        System Refg Ser A

             2,000   University of Medicine & Dentistry, New Jersey, Ser 2004 COPs      5.25        06/15/23            2,123,600
                        (MBIA)
             5,370   Cuyahoga County, Ohio, Cleveland Clinic Health Ser 2003 A          6.00        01/01/32            5,880,687
             3,000   Lorain County, Ohio, Catholic Healthcare Partners Ser 2001 A       5.625       10/01/17            3,200,550
            ------                                                                                                     ----------
            47,020                                                                                                     48,959,351
            ------                                                                                                     ----------

                     Industrial Development/Pollution Control Revenue  (6.8%)
             6,000   California Pollution Control Financing Authority, Keller Canyon    6.875       11/01/27            6,038,760
                        Landfill Co/Browning-Ferris Industries Inc Ser 1992 (AMT)
             5,000   Michigan Strategic Fund, Detroit Edison Co Ser 2001 C (AMT)        5.65        09/01/29            5,235,100
             5,000   Nassau County Tobacco Settlement Corporation, New York, Asset      5.125       06/01/46            4,945,150
                        Backed Ser 2006 A-3
             2,000   Alliance Airport Authority, Texas, Federal Express Corp            4.85        04/01/21            1,986,180
                        Refg Ser 2006 (AMT)
             3,000   Brazos River Authority, Texas, TXU Electric Co Ser 1999 C          7.70        03/01/32            3,498,000
                        (AMT)
             2,000   Sabine River Authority, Texas, TXU Electric Co Refg Ser 2001 B     5.75        05/01/30            2,115,780
                        (AMT) (Mandatory Tender 11/01/11)
             1,000   Tobacco Settlement Financing Corporation, Virginia, Ser 2005       5.625       06/01/37            1,038,540
            ------                                                                                                     ----------
            24,000                                                                                                     24,857,510
            ------                                                                                                     ----------

                     Mortgage Revenue - Multi-Family  (0.8%)
             2,830   Illinois Housing Development Authority, Ser I                      6.625       09/01/12            2,833,283
             -----                                                                                                      ---------

                     Mortgage Revenue - Single Family  (2.1%)
               215   Idaho Housing Agency, 1992 Ser E (AMT)                             6.75        07/01/12              215,245
             1,585   Idaho Housing & Finance Association, 2000 Ser E  (AMT)             6.00        01/01/32            1,612,722
               295   Missouri Housing Development Commission, Homeownership             6.25        03/01/31              300,738
                        Ser 2000 B-1 (AMT)
             3,360   Montana Board of Housing, 2000 Ser B (AMT)                         6.00        12/01/29            3,376,766
             2,010   New Jersey Housing Mortgage Finance Authority, Home Buyer          5.875       10/01/31            2,017,156
             -----      Ser 2000 CC (AMT) (MBIA)                                                                        ---------
             7,465                                                                                                      7,522,627
             -----                                                                                                      ---------

                     Public Facilities Revenue  (8.1%)
             6,000   District of Columbia Ballpark, Ser B-1                             5.00        02/01/31            6,171,420
             3,000   Broward County School Board, Florida, Ser 2001 A COPs (FSA)        5.00        07/01/26            3,068,430
             4,000   Orange County School Board, Florida, Ser 2001 A COPs (Ambac)       5.25        08/01/14            4,285,320
             3,000   Albuquerque, New Mexico, Gross Receipts Refg Ser 1999 C            5.25        07/01/17            3,103,410
             3,000   Pennsylvania Public School Building Authority, Philadelphia School 5.00        06/01/33            3,066,840
                        District Ser 2003 (FSA)
             4,000   Puerto Rico Public Buildings Authority, Refg Ser J (Ambac)         5.00        07/01/36            4,209,840
                        (Mandatory Tender 07/01/12)
             3,000   Charleston Educational Excellence Financing Corporation,           5.25        12/01/29            3,138,300
                        South Carolina, Charleston County School District Ser 2005
             2,500   Milwaukee Redevelopment Authority, Wisconsin, Public Schools       5.125       08/01/23            2,601,775
            ------      Ser 2003 A (Ambac)                                                                             ----------
            28,500                                                                                                     29,645,335
            ------                                                                                                     ----------

                     Recreational Facilities Revenue  (0.8%)
             1,590   Denver Convention Center Hotel Authority, Colorado,                5.00        12/01/30            1,638,129
                        Refg Ser 2006 (XLCA)
             1,400   Marion County Convention & Recreational Facilities Authority,      5.00        06/01/21            1,447,782
             -----      Indiana, Refg Ser 2003 A (Ambac)                                                                ---------
             2,990                                                                                                      3,085,911
             -----                                                                                                      ---------

                     Resource Recovery Revenue  (0.9%)
             3,000   Northeast Maryland Waste Disposal Authority, Montgomery County     5.50        04/01/16            3,201,720
             -----      Ser 2003 (AMT) (Ambac)                                                                          ---------

                     Retirement & Life Care Facilities Revenue  (1.1%)
             1,500   Missouri Health & Educational Facilities Authority, Lutheran       5.375       02/01/35            1,537,005
                        Senior Services Ser 2005 A
             2,500   Vermont Economic Development Authority, Wake Robin Corp PJ         5.375       05/01/36            2,499,400
             -----      Ser A                                                                                           ---------
             4,000                                                                                                      4,036,405
             -----                                                                                                      ---------

                     Transportation Facilities Revenue  (28.3%)
             2,000   Arizona Transportation Board, Highway Refg Ser 2002 A              5.25        07/01/19            2,152,460
             3,000   Phoenix Civic Improvement Corporation, Arizona,                    5.25        07/01/32            3,084,240
                        Airport Ser 2002 B (AMT) (FGIC)
             1,900   Orange County Transportation Authority, California, Toll Road      5.00        08/15/20            1,986,925
                        Express Lanes Refg Ser 2003 A (Ambac)
             4,000   Port of Oakland, California, Ser 2002 L (AMT) (FGIC)               5.00        11/01/32            4,048,280
             2,000   Mid-Bay Bridge Authority, Florida, Refg Ser 1993 A (Ambac)         5.95        10/01/22            2,120,040
             3,000   Atlanta, Georgia, Airport Ser 2004 J (FSA)                         5.00        01/01/34            3,075,480
                     Georgia State Road & Tollway Authority,
             6,000      Ser 2004                                                        5.00        10/01/22            6,278,940
             9,000      Ser 2004                                                        5.00        10/01/23            9,402,030
             4,000   Chicago, Illinois, O' Hare Int'l Airport Third Lien Ser 2003 B-2   5.75        01/01/23            4,342,360
                        (AMT) (FSA)
             6,335   Indiana Transportation Finance Authority, Highway Ser 2000 (FGIC)  5.375       12/01/25            6,626,727
             3,000   Wayne County, Michigan, Detroit Metropolitan Wayne County          5.50        12/01/17            3,193,290
                        Airport Refg Ser 2002 D (AMT) (FGIC)
                     Clark County, Nevada,
             4,000      Airport SubLien Ser 2004 A-1(AMT) (FGIC)                        5.50        07/01/20            4,273,400
             1,000      Jet Aviation Fuel Tax Ser 2003 C (AMT) (Ambac)                  5.375       07/01/19            1,054,150
             1,100      Jet Aviation Fuel Tax Ser 2003 C (AMT) (Ambac)                  5.375       07/01/20            1,157,552
             2,000      Jet Aviation Fuel Tax Ser 2003 C (AMT) (Ambac)                  5.375       07/01/22            2,101,000
             5,000   New Jersey Transportation Trust Fund Authority, 1999 Ser A         5.75        06/15/20            5,703,400
            12,000   New Jersey Turnpike Authority, Ser 2003 A (FGIC)++                 5.00        01/01/27           12,370,800
            10,000   Metropolitan Transportation Authority, New York, Transportation    5.00        11/15/25           10,337,000
                        Refg Ser 2002 A (FGIC)
                     Triborough Bridge & Tunnel Authority, New York,
             5,000      Refg 2002 E (MBIA)                                              5.25        11/15/22            5,329,850
               915      Ser 2001 A                                                      5.00        01/01/32              931,680
             2,000   Harris County, Texas, Toll Road Sr Lien Ser 2005 A (FSA)           5.25        08/15/35            2,074,220

                     Houston, Texas,
             6,000      Airport Sub Lien Ser 2000 A (AMT) (FSA)                         5.875       07/01/17            6,369,240
             5,000      Airport Sub Lien Ser 2000 A (AMT) (FSA)                         5.625       07/01/30            5,251,900
            ------                                                                                                    -----------
            98,250                                                                                                    103,264,964
            ------                                                                                                    -----------

                     Water & Sewer Revenue  (35.9%)
             3,800   Phoenix Civic Improvement Corporation, Arizona, Jr Lien Water      5.00        07/01/26            3,918,484
                        Ser 2002 (FGIC)
             3,000   East Bay Municipal Utility District, California,                   5.00        06/01/26            3,080,070
                        Water Ser 2001 (MBIA)
             3,720   San Diego County Water Authority, California, Ser 2002 A COPs      5.00        05/01/27            3,832,456
                        (MBIA)
             3,500   Broward County, Florida, Water & Sewer Utility Ser 2003 (MBIA)     5.00        10/01/24            3,623,340
            10,000   Augusta, Georgia, Water & Sewerage Ser 2000 (FSA)                  5.25        10/01/30           10,440,000
            10,000   Indiana Bond Bank, Revolving Fund Ser 2001 A                       5.00        02/01/23           10,337,800
             5,000   Louisville & Jefferson County Metropolitan Sewer District,         5.75        05/15/33            5,317,050
                         Kentucky, Ser 1999 A (FGIC)
             5,345   Las Vegas Vallley Water District, Nevada, Water Impr Refg          5.25        06/01/20            5,689,111
                        Ser 2003 A (FGIC)
            10,000   Passaic Valley Sewerage Commisioners, New Jersey, Ser F (FGIC)     5.00        12/01/20           10,463,900
             3,000   Rio Rancho, New Mexico, Water & Wastewater Refg Ser 1999           5.25        05/15/19            3,102,480
                        (Ambac)
                     New York City Municipal Water Finance Authority, New York,
             3,500      2003 Ser A                                                      5.375       06/15/19            3,737,195
            18,000      2002 Ser B                                                      5.00        06/15/26           18,436,320
            10,000      2004 Ser A                                                      5.00        06/15/35           10,224,000
             4,500   Charlotte, North Carolina, Water & Sewer Ser 2001                  5.125       06/01/26            4,696,335
             2,000   Austin, Texas, Water & Wastewater ROLS RR II R 574 (FSA)           6.135+++    05/15/27            2,201,600
            15,000   Houston, Texas, Combined Utility First Lien Refg 2004              5.25        05/15/23           15,933,750
                        Ser A (FGIC)
            13,960   San Antonio, Texas, Water & Refg Ser 2001 (FGIC)                   5.00        05/15/26           14,253,718
             2,000   Fairfax County Water Authority, Virginia, Refg Ser 1992            6.00        04/01/22            2,067,440
           -------                                                                                                      ---------
           126,325                                                                                                    131,355,049
           -------                                                                                                    -----------

                     Other Revenue (8.6%)
            10,000   California Economic Recovery, Ser 2004 A                           5.00        07/01/16           10,537,800
             6,000   Golden State Tobacco Securitization Corporation, California,       5.00        06/01/29            6,128,880
                        Enhanced Asset Backed Ser 2005 A (Ambac)
             2,000   New Jersey Economic Development Authority, Cigarette Tax           5.75        06/15/29            2,119,980
                        Ser 2004
             2,000   New York City Transitional Finance Authority, New York,            5.50        11/01/26            2,145,860
                        Refg 2003 Ser A
            10,000   Tobacco Settlement Financing Corporation, New York, State          5.50        06/01/17           10,627,900
            ------      Contingency Ser 2003 B-1C                                                                      ----------
            30,000                                                                                                     31,560,420
            ------                                                                                                     ----------

                     Refunded (3.0%)
             5,000   California Infrastructure & Economic Development Bank, Bay Area    5.00        07/01/28+           5,424,100
                        Toll Bridges Seismic Retrofit First Lien Ser 2003 A (Ambac)

             5,000   Dauphin County General Authority, Pennsylvania, HAPSO Group/       6.25        07/01/16            5,584,900
           -------      Western Pennsylvania Hospital Refg 1992 Ser A (MBIA) (ETM)                                      ---------
            10,000                                                                                                     11,009,000
           -------                                                                                                    -----------
           533,455   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $538,601,732)                                             558,832,255
           -------                                                                                                    -----------

                     SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS  (1.3%)
             1,900   Illinois Financing Authority, Resurrection Health Care System      3.70*       05/15/35            1,900,000
                        Ser 2005 B (Demand 08/01/06)
             2,800   Montana Facilities Financing Authority, Sisters of Charity Ser A   3.68*       12/01/25            2,800,000
             -----      (Demand 08/01/06)                                                                               ---------
             4,700   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $4,700,000)                                4,700,000
             -----                                                                                                      ---------

          $538,155   TOTAL INVESTMENTS (Cost $543,301,732)(a)(b)                       154.2%                         563,532,255
          ========

                     OTHER ASSETS IN EXCESS OF LIABILITIES                               2.7                            9,972,888

                     PREFERRED SHARES OF BENEFICIAL INTEREST                           (56.9)                        (208,000,000)
                                                                                      ------                         ------------

                     NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                      100.0%                        $365,505,143
                                                                                      ======                         ============

---------------

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

         AMT         Alternative Minimum Tax.

         COPs        Certificates of Participation.

         ETM         Escrowed to Maturity.

         PSF         Texas Permanent School Fund Guarantee Program.

        RITES        Residual Interest Tax-Exempt Securities (Illiquid security).

        ROLS         Reset Option Longs (Illiquid security).

          +          Prerefunded to call date shown.

          ++         A portion of this security has been physically segregated
                     in connection with open futures contracts in the amount of
                     $362,500.

         +++         Current coupon rate for inverse floating rate municipal
                     obligation. This rate resets periodically as the auction
                     rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of
                     $15,960,270 which represents 4.4% of net assets applicable to common shareholders.

          #          Security is a "step-up" bond where the coupon increases on a predetermined future date.

          *          Current coupon of variable rate demand obligation.

         (a)         Securities have been designated as collateral in an amount equal to $77,895,315 in connection with open futures
                     contracts.

         (b)         The aggregate cost for federal income tax purposes
                     approximates the aggregate cost for book purposes. The
                     aggregate gross unrealized appreciation is $20,542,764 and the aggregate gross unrealized depreciation is $312,241,
                     resulting in net unrealized appreciation of $20,230,523.

    Bond Insurance:
    ---------------

        Ambac        Ambac Assurance Corporation.

     Connie Lee      Connie Lee Insurance Company - A wholly owned subsidiary of
                     Ambac Assurance Corporation.

        FGIC         Financial Guaranty Insurance Company.

        FSA          Financial Security Assurance Inc.

        MBIA         Municipal Bond Investors Assurance Corporation.

        XLCA         XL Capital Assurance Inc.

FUTURES CONTRACTS OPEN AT JULY 31, 2006:

NUMBER OF                                        DESCRIPTION, DELIVERY                 UNDERLYING FACE               UNREALIZED
CONTRACTS               LONG/SHORT                  MONTH AND YEAR                     AMOUNT AT VALUE              DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------

    250                   Short               U.S. Treasury Notes 10 Yr
                                                    September 2006                      (26,507,812)                 $(199,905)

    500                   Short               U.S. Treasury Notes 5 Yr
                                                    September 2006                      (52,109,375)                  (161,530)
                                                                                                                --------------------

                                                         Total Unrealized Depreciation...............                $(361,435)
                                                                                                                ====================

                        Geographic Summary of Investments
             Based on Market Value as a Percent of Total Investments

Alabama                                                                     1.3%
Arizona                                                                     2.7
California                                                                 12.2
Colorado                                                                    2.3
District of Columbia                                                        1.1
Florida                                                                     4.6
Georgia                                                                     5.2
Hawaii                                                                      3.5
Idaho                                                                       0.3
Illinois                                                                    4.2
Indiana                                                                     4.7
Kansas                                                                      0.5
Kentucky                                                                    0.9
Maryland                                                                    1.8
Michigan                                                                    2.6
Minnesota                                                                   0.4
Missouri                                                                    0.3
Montana                                                                     1.1
Nebraska                                                                    0.9
Nevada                                                                      2.5
New Jersey                                                                  6.2
New Mexico                                                                  1.1

New York                                                                   14.2
North Carolina                                                              0.8
Ohio                                                                        2.0
Pennsylvania                                                                2.9
Puerto Rico                                                                 0.7
South Carolina                                                              3.5
Tennessee                                                                   0.5
Texas                                                                      10.4
Vermont                                                                     0.4
Virginia                                                                    0.6
Washington                                                                  3.1
Wisconsin                                                                   0.5
                                                                            ---
Total+                                                                    100.0%
                                                                         ======

----------
+    Does not include open short futures contracts with an underlying face amount of $78,617,187 with unrealized depreciation of $361,435.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Quality Municipal Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 21, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 21, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 21, 2006

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Quality Municipal
     Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)      Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)      Omitted;

     (c)      Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
              conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)      Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)      All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information;
              and

     (b)      Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 21, 2006
                                        /s/ Ronald E. Robison
                                        Ronald E. Robison
                                        Principal Executive Officer

                                       4

                                                                   EXHIBIT  3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Quality Municipal
     Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)      Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)      Omitted;

     (c)      Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
              conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)      Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
              registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)      All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information;
              and

     (b)      Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 21, 2006
                                        /s/ Francis Smith
                                        Francis Smith
                                        Principal Financial Officer